Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2023
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2021, 2022 and 2023.

	Number of Shares
	Year ended March 31
	2021	2022	2023
Common stock outstanding at beginning of year	3,038,587,493	3,063,155,434	3,017,804,012
Decrease of common stock by cancellation of treasury stock	(260,000,000)	—	—
Common stock held in treasury:
Repurchases of common stock	(20,129)	(80,020,237)	(50,016,744)
Sales of common stock	353	345	296
Common stock issued to employees	24,587,717	34,682,592	35,900,087
Cancellation of treasury stock	260,000,000	—	—
Other net change in treasury stock	—	(14,122)	(8,327)

Common stock outstanding at end of year	3,063,155,434	3,017,804,012	3,003,679,324